Consolidated Statement of Loss and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	€ (65,575,030)	€ (57,375,574)	€ (35,789,166)
General and administrative expenses	(31,338,590)	(29,339,034)	(18,349,460)
Total operating expenses	(96,913,620)	(86,714,608)	(54,138,626)
Finance (expenses) income	(2,912,643)	11,061,138	11,477,964
Loss before income tax	(99,826,263)	(75,653,470)	(42,660,662)
Income tax expense	(1,048,805)	(679,087)	(70,117)
Net Loss	(100,875,068)	(76,332,557)	(42,730,779)
Items that may be reclassified to profit or loss
Exchange gain (loss) arising on translation of foreign operations	(57,874)	17,362	30,293
Total comprehensive loss attributable to:
Equity holders of the Company	€ (100,932,942)	€ (76,315,195)	€ (42,700,486)
Basic loss per share	€ (2.63)	€ (2.27)	€ (1.4)
Diluted loss per share	€ (2.63)	€ (2.27)	€ (1.4)